Common Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Mar. 10, 2020 $ / shares shares	Feb. 12, 2020 $ / shares shares	May 31, 2020 USD ($) shares	Feb. 29, 2020 $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	May 31, 2020 CNY (¥)	Apr. 30, 2020 USD ($)	Dec. 31, 2019 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Common shares, authorized					0		0			4,549,953,780
Common shares, par value | $ / shares										$ 0.00001
Common shares, shares issued					0		0			483,310,373
Common shares, shares outstanding					0		0			483,310,373
Shares issued, price per ADR | $ / shares		$ 10.5
Payments for repurchase of common stock			$ 311,238		¥ 2,063	$ 316
Number of stock shares repurchased			896,180
Stock repurchase program commission fee | $			$ 896
Treasury stock, value					¥ 2,063		$ 316	¥ 2,063
Prepaid Expense And Other Receivables [Member]
Subsidiary, Sale of Stock [Line Items]
Payments for repurchase of common stock | $			$ 1,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during the period				5,250,000
Shares issued, price per ADR | $ / shares				$ 10.50
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Common shares, authorized					7,000,000,000		7,000,000,000			0
Common shares, par value | $ / shares							$ 0.00001			$ 0.00001
Common shares, shares issued					894,456,046		894,456,046			0
Common shares, shares outstanding					888,506,366		888,506,366			0
Stock issued during the period		106,449,060			105,000,000	105,000,000
Common stock voting rights per share		one vote
Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Common shares, authorized					800,000,000		800,000,000			0
Common shares, par value | $ / shares							$ 0.00001			$ 0.00001
Common shares, shares issued					150,591,207		150,591,207			0
Common shares, shares outstanding					150,591,207		150,591,207			0
Common stock voting rights per share		15 votes
Common Class B [Member] | Huidz Holding Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Shares, outstanding		150,591,207
Common Class B [Member] | Cunjun Ma [Member]
Subsidiary, Sale of Stock [Line Items]
Shares, outstanding		150,591,207
Variable interest entity of ownership percentage		76.40%
American Depositary Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Share repurchase program authorized amount | $									$ 10,000
Number of stock shares repurchased			44,809
American Depositary Shares [Member] | Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during the period	72,453	72,453
Shares issued, price per ADR | $ / shares	$ 10.50
American Depositary Shares [Member] | IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during the period	5,322,453	5,322,453